Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Compensation Committee established a pricing policy for our grants of equity awards, including stock options (the “Pricing Policy”). The Pricing Policy provides that if the Compensation Committee’s approval of an equity award occurs within four days prior to the release of our financial results or within one day following such release, the grant is effective at the end of the second trading day following
the day we release our financial results and is priced based on the closing price of our common stock on that date.
Award Timing Method	Our Compensation Committee established a pricing policy for our grants of equity awards, including stock options (the “Pricing Policy”). The Pricing Policy provides that if the Compensation Committee’s approval of an equity award occurs within four days prior to the release of our financial results or within one day following such release, the grant is effective at the end of the second trading day following
the day we release our financial results and is priced based on the closing price of our common stock on that date